EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee		50.00%
Pension Contributions	0
Pension Expense	(1,153)	$ (1,042)	$ (1,137)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	60,664	59,780
Service cost	5,034	4,807	4,119
Interest cost	2,262	2,120	2,388
Actuarial gain (loss)	142	(1,017)
Benefits paid	(5,373)	(5,026)
Benefit obligation at end of year	62,729	60,664	59,780
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	125,714	133,326
Actual return on plan assets	10,670	(2,586)
Benefits paid	(5,373)	(5,026)
Fair value of plan assets at end of year	131,011	125,714	133,326
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets				$ 68,282	$ 65,050
Liabilities				0	0
Net amount recognized				68,282	65,050
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss				38,278	40,770
Net prior service cost				(2,334)	(2,747)
Deferred tax assets				(13,141)	(13,975)
Net amount recognized				22,803	24,048	$ 17,904	$ 15,565
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(1,245)	6,144	2,339
Accumulated benefit obligation				$ 61,909	$ 60,040
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	5,034	4,807	4,119
Interest cost	2,262	2,120	2,388
Expected return on plan assets	(9,644)	(9,444)	(9,055)
Amortization of prior service cost	(413)	(413)	(413)
Defined Benefit Plan, Amortization of Gains (Losses)	1,608	1,888	1,824
Net periodic benefit (income) cost	(1,153)	(1,042)	(1,137)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(884)	11,014	5,058
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413	413	413
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(1,608)	(1,888)	(1,824)
Total recognized in accumulated other comprehensive income	(2,079)	9,539	3,647
Total recognized in net periodic benefit cost and accumulated other comprehensive income	(3,232)	8,497	2,510
Amortization of loss	1,754	1,642	1,780
Amortization of prior service credit	$ (413)	$ (413)	$ (413)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate				3.88%	4.05%	3.76%
Rate of compensation increase				3.50%	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.05%	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Fair value measurments	$ 125,714	$ 133,326	$ 133,326	$ 131,011	$ 125,714	$ 133,326
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2016				4,081
2017				4,421
2018				4,143
2019				5,127
2020				5,660
Thereafter				27,515
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	800	0	$ 0
Cash Surrender Value of Life Insurance				98,500	98,300
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				131,010	125,714
Fair Value, Inputs, Level 1 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				124,984	125,714
Fair Value, Inputs, Level 2 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				6,026	0
Fair Value, Inputs, Level 3 [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				0	0
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	181
Fair value of plan assets at end of year	190	181
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	181	181		190	181
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	181
Fair value of plan assets at end of year	190	181
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	181	181		190	181
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,573
Fair value of plan assets at end of year	6,026	6,573
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,573	6,573		6,026	6,573
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,573
Fair value of plan assets at end of year	0	6,573
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,573	6,573		0	6,573
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	6,026	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		6,026	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	63,885
Fair value of plan assets at end of year	66,483	63,885
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,885	63,885		66,483	63,885
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	63,885
Fair value of plan assets at end of year	66,483	63,885
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,885	63,885		66,483	63,885
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	55,075
Fair value of plan assets at end of year	58,311	55,075
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	55,075	55,075		58,311	55,075
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	55,075
Fair value of plan assets at end of year	58,311	55,075
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	55,075	55,075		58,311	55,075
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0		$ 0	$ 0